Intangibles (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangibles

Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

  Useful lifeRailway concessions5 to 33 yearsPatents7 yearsSoftware5 years